American Funds Mortgage Fund®
Investment portfolio
May 31, 2025
unaudited

Bonds, notes & other debt instruments 97.43% Mortgage-backed obligations 91.51% Federal agency mortgage-backed obligations 89.76%	Principal amount (000)	Value (000)
Fannie Mae Pool #745316 6.50% 2/1/2026 (a)	USD1	$1
Fannie Mae Pool #256310 6.50% 7/1/2026 (a)	— (b)	— (b)
Fannie Mae Pool #928689 6.50% 9/1/2027 (a)	2	2
Fannie Mae Pool #AD0838 6.50% 10/1/2027 (a)	1	1
Fannie Mae Pool #928957 6.50% 12/1/2027 (a)	1	1
Fannie Mae Pool #AL9724 6.50% 2/1/2028 (a)	1	1
Fannie Mae Pool #AY1948 3.50% 1/1/2030 (a)	30	30
Fannie Mae Pool #AZ0554 3.50% 10/1/2030 (a)	42	41
Fannie Mae Pool #613025 6.50% 7/1/2031 (a)	4	4
Fannie Mae Pool #BJ4876 3.00% 2/1/2033 (a)	243	235
Fannie Mae Pool #BJ4856 3.00% 2/1/2033 (a)	78	75
Fannie Mae Pool #BM3919 3.00% 2/1/2033 (a)	6	5
Fannie Mae Pool #695412 5.00% 6/1/2033 (a)	1	1
Fannie Mae Pool #CA2106 3.50% 7/1/2033 (a)	7	7
Fannie Mae Pool #MA1640 2.50% 9/1/2033 (a)	573	541
Fannie Mae Pool #AU7556 3.00% 9/1/2033 (a)	260	246
Fannie Mae Pool #BJ9000 3.50% 11/1/2033 (a)	77	74
Fannie Mae Pool #BO6247 2.50% 12/1/2034 (a)	3,438	3,207
Fannie Mae Pool #FM2499 2.50% 2/1/2035 (a)	6,706	6,262
Fannie Mae Pool #745001 6.50% 9/1/2035 (a)	13	14
Fannie Mae Pool #AD3566 5.00% 10/1/2035 (a)	10	10
Fannie Mae Pool #AS7224 4.00% 5/1/2036 (a)	1,033	1,013
Fannie Mae Pool #MA2630 4.00% 5/1/2036 (a)	206	204
Fannie Mae Pool #MA2717 4.00% 8/1/2036 (a)	976	963
Fannie Mae Pool #MA2746 4.00% 9/1/2036 (a)	1,796	1,771
Fannie Mae Pool #MA2787 4.00% 10/1/2036 (a)	459	450
Fannie Mae Pool #CB2247 2.50% 11/1/2036 (a)	3,001	2,773
Fannie Mae Pool #MA2819 4.00% 11/1/2036 (a)	871	860
Fannie Mae Pool #801783 6.50% 2/1/2037 (a)	5	5
Fannie Mae Pool #CB3701 2.50% 5/1/2037 (a)	25	23
Fannie Mae Pool #MA4665 2.50% 7/1/2037 (a)	717	662
Fannie Mae Pool #MA3099 4.00% 8/1/2037 (a)	1,309	1,291
Fannie Mae Pool #MA4773 2.50% 10/1/2037 (a)	194	179
Fannie Mae Pool #MA3186 4.00% 11/1/2037 (a)	2,685	2,632
Fannie Mae Pool #931768 5.00% 8/1/2039 (a)	15	15
Fannie Mae Pool #AC0794 5.00% 10/1/2039 (a)	67	67
Fannie Mae Pool #AD1823 5.00% 2/1/2040 (a)	386	374
Fannie Mae Pool #932606 5.00% 2/1/2040 (a)	24	24
Fannie Mae Pool #BQ7816 1.50% 4/1/2041 (a)	18,331	14,914
Fannie Mae Pool #BR0986 1.50% 5/1/2041 (a)	23,696	19,279
Fannie Mae Pool #AE1248 5.00% 6/1/2041 (a)	112	112
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (a)	303	256
Fannie Mae Pool #MA4388 2.50% 7/1/2041 (a)	6,102	5,249
Fannie Mae Pool #MA4447 2.50% 10/1/2041 (a)	12,828	11,074
Fannie Mae Pool #FM9117 2.50% 10/1/2041 (a)	7,004	6,064
American Funds Mortgage Fund — Page 1 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AJ1873 4.00% 10/1/2041 (a)	USD149	$142
Fannie Mae Pool #AE1277 5.00% 11/1/2041 (a)	45	45
Fannie Mae Pool #MA4502 2.50% 12/1/2041 (a)	14,450	12,510
Fannie Mae Pool #AE1283 5.00% 12/1/2041 (a)	28	28
Fannie Mae Pool #MA4521 2.50% 1/1/2042 (a)	18,244	15,794
Fannie Mae Pool #MA4540 2.00% 2/1/2042 (a)	6,579	5,533
Fannie Mae Pool #AE1290 5.00% 2/1/2042 (a)	61	61
Fannie Mae Pool #MA4570 2.00% 3/1/2042 (a)	8,289	6,977
Fannie Mae Pool #MA4586 2.00% 4/1/2042 (a)	2,302	1,932
Fannie Mae Pool #AR1512 3.50% 1/1/2043 (a)	121	112
Fannie Mae Pool #AT0412 3.50% 3/1/2043 (a)	56	51
Fannie Mae Pool #AT0300 3.50% 3/1/2043 (a)	32	29
Fannie Mae Pool #AT7457 3.025% 4/1/2043 (a)	160	143
Fannie Mae Pool #AT3954 3.50% 4/1/2043 (a)	45	42
Fannie Mae Pool #AT7470 2.275% 5/1/2043 (a)	94	79
Fannie Mae Pool #AU0626 2.275% 6/1/2043 (a)	151	125
Fannie Mae Pool #AT5898 3.00% 6/1/2043 (a)	2,689	2,392
Fannie Mae Pool #AL3829 3.50% 6/1/2043 (a)	1,025	950
Fannie Mae Pool #AT7161 3.50% 6/1/2043 (a)	330	305
Fannie Mae Pool #AU8120 2.275% 7/1/2043 (a)	66	55
Fannie Mae Pool #AU8121 2.275% 8/1/2043 (a)	83	69
Fannie Mae Pool #MA1583 4.00% 9/1/2043 (a)	1,671	1,578
Fannie Mae Pool #AX8521 3.50% 12/1/2044 (a)	76	70
Fannie Mae Pool #AY1829 3.50% 12/1/2044 (a)	52	48
Fannie Mae Pool #BE5009 3.50% 1/1/2045 (a)	325	298
Fannie Mae Pool #BE5017 3.50% 2/1/2045 (a)	592	540
Fannie Mae Pool #MA5696 7.00% 3/1/2045 (a)	5,893	6,160
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (a)	1,448	1,318
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (a)	666	589
Fannie Mae Pool #BD2440 3.50% 1/1/2047 (a)	302	275
Fannie Mae Pool #FS3767 2.00% 4/1/2047 (a)	6,709	5,344
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (a)	795	703
Fannie Mae Pool #MA3002 4.50% 4/1/2047 (a)	602	559
Fannie Mae Pool #BE8740 3.50% 5/1/2047 (a)	521	473
Fannie Mae Pool #BE8742 3.50% 5/1/2047 (a)	72	65
Fannie Mae Pool #BH2846 3.50% 5/1/2047 (a)	36	33
Fannie Mae Pool #BH2848 3.50% 5/1/2047 (a)	33	30
Fannie Mae Pool #BH2847 3.50% 5/1/2047 (a)	9	9
Fannie Mae Pool #BH3122 4.00% 6/1/2047 (a)	37	35
Fannie Mae Pool #BH4101 3.50% 10/1/2047 (a)	12,327	11,177
Fannie Mae Pool #BJ5015 4.00% 12/1/2047 (a)	811	757
Fannie Mae Pool #BM2006 4.00% 1/1/2048 (a)	14	13
Fannie Mae Pool #BJ4901 3.50% 3/1/2048 (a)	370	335
Fannie Mae Pool #BK5232 4.00% 5/1/2048 (a)	492	459
Fannie Mae Pool #BK6840 4.00% 6/1/2048 (a)	687	642
Fannie Mae Pool #BK9743 4.00% 8/1/2048 (a)	187	174
Fannie Mae Pool #BK9761 4.50% 8/1/2048 (a)	78	76
Fannie Mae Pool #CA2850 4.00% 12/1/2048 (a)	1,164	1,090
Fannie Mae Pool #BF0320 5.50% 1/1/2049 (a)	1,668	1,704
Fannie Mae Pool #FM3280 3.50% 5/1/2049 (a)	379	346
Fannie Mae Pool #FM1062 3.50% 6/1/2049 (a)	3,847	3,489
Fannie Mae Pool #BN6708 3.50% 6/1/2049 (a)	1,047	949
Fannie Mae Pool #BJ8411 3.50% 8/1/2049 (a)	1,023	926
Fannie Mae Pool #CA4151 3.50% 9/1/2049 (a)	5,197	4,720
American Funds Mortgage Fund — Page 2 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM1443 3.50% 9/1/2049 (a)	USD2,825	$2,556
Fannie Mae Pool #CA5575 4.00% 4/1/2050 (a)	20	18
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (a)	1,285	1,065
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (a)	392	320
Fannie Mae Pool #FS3745 2.00% 8/1/2050 (a)	8,460	6,642
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (a)	3,831	3,177
Fannie Mae Pool #BP6715 2.00% 9/1/2050 (a)	1	1
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (a)	5	4
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (a)	480	413
Fannie Mae Pool #FM4591 2.50% 10/1/2050 (a)	15,780	12,898
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (a)	38,386	31,776
Fannie Mae Pool #BQ7564 2.50% 11/1/2050 (a)	60	49
Fannie Mae Pool #CA8108 2.00% 12/1/2050 (a)	13,280	10,473
Fannie Mae Pool #MA4208 2.00% 12/1/2050 (a)	886	695
Fannie Mae Pool #CA8044 2.50% 12/1/2050 (a)	27,302	22,516
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (a)	2,915	2,797
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (a)	779	612
Fannie Mae Pool #CA8862 2.50% 1/1/2051 (a)	30,683	25,508
Fannie Mae Pool #CA8820 2.00% 2/1/2051 (a)	27,385	21,583
Fannie Mae Pool #FM6332 2.00% 2/1/2051 (a)	409	318
Fannie Mae Pool #FM6112 2.50% 2/1/2051 (a)	28,648	23,579
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (a)	25,592	21,258
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (a)	5,927	4,629
Fannie Mae Pool #MA4305 2.00% 4/1/2051 (a)	42	33
Fannie Mae Pool #BR8460 2.50% 4/1/2051 (a)	403	329
Fannie Mae Pool #CB0041 3.00% 4/1/2051 (a)	5,105	4,446
Fannie Mae Pool #BR1035 2.00% 5/1/2051 (a)	25	19
Fannie Mae Pool #CB0457 2.50% 5/1/2051 (a)	4,654	3,839
Fannie Mae Pool #FM7304 2.50% 5/1/2051 (a)	4,556	3,718
Fannie Mae Pool #CB0737 3.00% 6/1/2051 (a)	7,213	6,203
Fannie Mae Pool #CB0850 3.00% 6/1/2051 (a)	4,593	3,947
Fannie Mae Pool #FS3744 2.00% 7/1/2051 (a)	24,854	19,501
Fannie Mae Pool #FM7900 2.50% 7/1/2051 (a)	1,964	1,627
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (a)	1,134	926
Fannie Mae Pool #FM9330 3.00% 7/1/2051 (a)	29,323	25,241
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (a)	403	329
Fannie Mae Pool #CB1527 2.50% 9/1/2051 (a)	34,181	28,175
Fannie Mae Pool #FM9067 2.50% 10/1/2051 (a)	575	470
Fannie Mae Pool #FM8981 3.00% 10/1/2051 (a)	27,468	23,623
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (a)	6,992	6,008
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (a)	2,836	2,213
Fannie Mae Pool #FS0965 2.00% 11/1/2051 (a)	189	148
Fannie Mae Pool #FM9492 2.50% 11/1/2051 (a)	10,594	8,777
Fannie Mae Pool #FM9694 2.50% 11/1/2051 (a)	4,935	4,115
Fannie Mae Pool #FS0433 2.50% 12/1/2051 (a)	29,491	24,734
Fannie Mae Pool #FM9804 2.50% 12/1/2051 (a)	5,404	4,485
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (a)	5,341	4,411
Fannie Mae Pool #FM9976 3.00% 12/1/2051 (a)	7,335	6,377
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (a)	10,097	8,234
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (a)	175	143
Fannie Mae Pool #CB2544 3.00% 1/1/2052 (a)	15,582	13,419
Fannie Mae Pool #BV3080 2.00% 2/1/2052 (a)	31,972	24,911
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (a)	9,706	7,563
Fannie Mae Pool #CB2765 2.00% 2/1/2052 (a)	8,018	6,294
American Funds Mortgage Fund — Page 3 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BT6597 2.00% 2/1/2052 (a)	USD2,717	$2,116
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (a)	2,093	1,633
Fannie Mae Pool #BU8256 2.00% 2/1/2052 (a)	1,730	1,348
Fannie Mae Pool #BT2177 2.00% 2/1/2052 (a)	577	450
Fannie Mae Pool #CB2927 2.00% 2/1/2052 (a)	394	307
Fannie Mae Pool #CB2870 2.50% 2/1/2052 (a)	433	355
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (a)	92	75
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (a)	1,331	1,152
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (a)	1,698	1,322
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (a)	842	656
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (a)	825	644
Fannie Mae Pool #BU8882 4.00% 3/1/2052 (a)	4,693	4,311
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (a)	24,025	18,714
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (a)	5,433	5,000
Fannie Mae Pool #BU8948 4.00% 4/1/2052 (a)	39	36
Fannie Mae Pool #FS9189 2.00% 5/1/2052 (a)	4,710	3,680
Fannie Mae Pool #CB3678 4.00% 5/1/2052 (a)	240	221
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (a)	16,005	14,705
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (a)	11,263	10,365
Fannie Mae Pool #CB4119 4.00% 7/1/2052 (a)	77,555	71,244
Fannie Mae Pool #MA4711 5.50% 7/1/2052 (a)	397	395
Fannie Mae Pool #CB4418 5.50% 8/1/2052 (a)	422	419
Fannie Mae Pool #BW9206 5.50% 8/1/2052 (a)	151	154
Fannie Mae Pool #BW7713 4.00% 9/1/2052 (a)	760	698
Fannie Mae Pool #CB5378 4.00% 9/1/2052 (a)	468	430
Fannie Mae Pool #BW6230 4.00% 9/1/2052 (a)	402	369
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (a)	9,653	9,419
Fannie Mae Pool #FS3056 2.00% 10/1/2052 (a)	4,701	3,660
Fannie Mae Pool #BW7750 4.00% 10/1/2052 (a)	699	641
Fannie Mae Pool #CB4958 4.00% 10/1/2052 (a)	501	460
Fannie Mae Pool #BW8736 4.00% 10/1/2052 (a)	340	312
Fannie Mae Pool #BW8987 4.00% 10/1/2052 (a)	171	157
Fannie Mae Pool #BW1294 4.00% 10/1/2052 (a)	70	65
Fannie Mae Pool #CB4852 4.50% 10/1/2052 (a)	1,921	1,817
Fannie Mae Pool #MA4785 5.00% 10/1/2052 (a)	3,438	3,341
Fannie Mae Pool #BW1289 5.50% 10/1/2052 (a)	3,103	3,082
Fannie Mae Pool #BW1243 5.50% 10/1/2052 (a)	2,810	2,795
Fannie Mae Pool #BX1223 5.50% 10/1/2052 (a)	350	349
Fannie Mae Pool #BX1488 5.50% 10/1/2052 (a)	140	141
Fannie Mae Pool #CB5020 5.50% 10/1/2052 (a)	62	62
Fannie Mae Pool #CB5118 4.00% 11/1/2052 (a)	478	440
Fannie Mae Pool #MA4805 4.50% 11/1/2052 (a)	1,210	1,145
Fannie Mae Pool #FS3256 6.00% 11/1/2052 (a)	71	72
Fannie Mae Pool #BW1377 4.00% 12/1/2052 (a)	413	380
Fannie Mae Pool #FS3526 4.00% 12/1/2052 (a)	188	172
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (a)	4,308	4,279
Fannie Mae Pool #BX5662 4.00% 1/1/2053 (a)	713	655
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (a)	2,746	2,594
Fannie Mae Pool #MA4894 6.00% 1/1/2053 (a)	32,257	32,684
Fannie Mae Pool #BX5931 6.00% 1/1/2053 (a)	3,891	3,939
Fannie Mae Pool #CB5545 6.50% 1/1/2053 (a)	4,287	4,440
Fannie Mae Pool #BW5132 4.00% 2/1/2053 (a)	565	519
Fannie Mae Pool #CB6813 4.00% 2/1/2053 (a)	34	31
Fannie Mae Pool #MA4916 4.00% 2/1/2053 (a)	22	20
American Funds Mortgage Fund — Page 4 of 24

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (a)	USD8,885	$8,824
Fannie Mae Pool #BX4108 5.50% 2/1/2053 (a)	737	731
Fannie Mae Pool #BX5097 5.50% 2/1/2053 (a)	614	609
Fannie Mae Pool #FS3759 6.00% 2/1/2053 (a)	9,047	9,245
Fannie Mae Pool #MA4920 6.00% 2/1/2053 (a)	826	836
Fannie Mae Pool #BW5000 4.00% 3/1/2053 (a)	1,270	1,166
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (a)	1,772	1,767
Fannie Mae Pool #BX8835 5.50% 3/1/2053 (a)	874	867
Fannie Mae Pool #BX7779 5.50% 3/1/2053 (a)	813	809
Fannie Mae Pool #BX8514 5.50% 3/1/2053 (a)	683	680
Fannie Mae Pool #BX8389 5.50% 3/1/2053 (a)	561	556
Fannie Mae Pool #BX9427 5.50% 3/1/2053 (a)	236	235
Fannie Mae Pool #MA4941 5.50% 3/1/2053 (a)	40	40
Fannie Mae Pool #CB5912 6.00% 3/1/2053 (a)	7,506	7,635
Fannie Mae Pool #MA4942 6.00% 3/1/2053 (a)	420	426
Fannie Mae Pool #BX8781 6.00% 3/1/2053 (a)	337	342
Fannie Mae Pool #BW4884 4.00% 4/1/2053 (a)	12,869	11,805
Fannie Mae Pool #CB6012 4.00% 4/1/2053 (a)	10,347	9,491
Fannie Mae Pool #BX9358 4.00% 4/1/2053 (a)	3,653	3,354
Fannie Mae Pool #BY2249 4.00% 4/1/2053 (a)	701	643
Fannie Mae Pool #MA4993 4.00% 4/1/2053 (a)	583	535
Fannie Mae Pool #MA4978 5.00% 4/1/2053 (a)	24,665	23,949
Fannie Mae Pool #BX9041 5.00% 4/1/2053 (a)	88	86
Fannie Mae Pool #MA4979 5.50% 4/1/2053 (a)	16,679	16,550
Fannie Mae Pool #BY2795 5.50% 4/1/2053 (a)	560	557
Fannie Mae Pool #MA4980 6.00% 4/1/2053 (a)	20,113	20,389
Fannie Mae Pool #BX8415 6.00% 4/1/2053 (a)	194	197
Fannie Mae Pool #BW5278 6.00% 4/1/2053 (a)	63	64
Fannie Mae Pool #CB6131 6.50% 4/1/2053 (a)	16,428	17,083
Fannie Mae Pool #CB6106 6.50% 4/1/2053 (a)	4,956	5,148
Fannie Mae Pool #CB6985 4.00% 5/1/2053 (a)	3,185	2,926
Fannie Mae Pool #FS5335 4.00% 5/1/2053 (a)	287	263
Fannie Mae Pool #MA5027 4.00% 5/1/2053 (a)	164	150
Fannie Mae Pool #CB6303 4.50% 5/1/2053 (a)	111,081	105,014
Fannie Mae Pool #MA5008 4.50% 5/1/2053 (a)	3,777	3,566
Fannie Mae Pool #MA5009 5.00% 5/1/2053 (a)	201,951	196,048
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (a)	4,199	4,082
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (a)	5,688	5,643
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (a)	111	110
Fannie Mae Pool #BY0849 5.50% 5/1/2053 (a)	30	30
Fannie Mae Pool #MA5011 6.00% 5/1/2053 (a)	30,149	30,563
Fannie Mae Pool #FS4736 6.50% 5/1/2053 (a)	236	244
Fannie Mae Pool #FS6793 4.00% 6/1/2053 (a)	3,053	2,801
Fannie Mae Pool #CB6471 4.50% 6/1/2053 (a)	3,032	2,866
Fannie Mae Pool #MA5038 5.00% 6/1/2053 (a)	42,141	40,909
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (a)	41,746	41,417
Fannie Mae Pool #FS5192 5.50% 6/1/2053 (a)	5,012	4,966
Fannie Mae Pool #BY3521 5.50% 6/1/2053 (a)	863	856
Fannie Mae Pool #MA5040 6.00% 6/1/2053 (a)	59,028	59,751
Fannie Mae Pool #CB6485 6.00% 6/1/2053 (a)	12,764	12,901
Fannie Mae Pool #FS4932 6.00% 6/1/2053 (a)	8,760	8,911
Fannie Mae Pool #CB6486 6.00% 6/1/2053 (a)	7,890	8,012
Fannie Mae Pool #CB6465 6.00% 6/1/2053 (a)	5,962	6,065
Fannie Mae Pool #FS4775 6.00% 6/1/2053 (a)	84	85
American Funds Mortgage Fund — Page 5 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (a)	USD4,939	$5,118
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (a)	1,784	1,840
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (a)	1,279	1,320
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (a)	4,227	3,297
Fannie Mae Pool #FS9167 2.50% 7/1/2053 (a)	71	58
Fannie Mae Pool #CB6713 4.00% 7/1/2053 (a)	596	547
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (a)	12,626	11,937
Fannie Mae Pool #CB6719 4.50% 7/1/2053 (a)	6,372	6,020
Fannie Mae Pool #MA5071 5.00% 7/1/2053 (a)	1,809	1,756
Fannie Mae Pool #BY6763 5.00% 7/1/2053 (a)	567	550
Fannie Mae Pool #BU4112 5.00% 7/1/2053 (a)	94	91
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (a)	37,809	37,506
Fannie Mae Pool #FS5343 6.00% 7/1/2053 (a)	40,202	40,707
Fannie Mae Pool #MA5073 6.00% 7/1/2053 (a)	172	174
Fannie Mae Pool #AS0745 3.50% 8/1/2053 (a)	432	378
Fannie Mae Pool #BX4568 4.00% 8/1/2053 (a)	848	779
Fannie Mae Pool #MA5127 4.00% 8/1/2053 (a)	368	338
Fannie Mae Pool #CB6853 4.50% 8/1/2053 (a)	10,297	9,728
Fannie Mae Pool #BY8293 6.00% 8/1/2053 (a)	3,410	3,449
Fannie Mae Pool #MA5135 4.00% 9/1/2053 (a)	248	227
Fannie Mae Pool #MA5136 4.50% 9/1/2053 (a)	48,300	45,639
Fannie Mae Pool #FS5769 6.00% 9/1/2053 (a)	15,114	15,373
Fannie Mae Pool #CB7122 6.00% 9/1/2053 (a)	4,264	4,317
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (a)	240	243
Fannie Mae Pool #MA5177 4.00% 10/1/2053 (a)	1,877	1,723
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (a)	21,262	21,510
Fannie Mae Pool #CB7242 6.50% 10/1/2053 (a)	3,755	3,877
Fannie Mae Pool #MA5167 6.50% 10/1/2053 (a)	1,220	1,255
Fannie Mae Pool #MA5207 4.00% 11/1/2053 (a)	13,226	12,134
Fannie Mae Pool #MA5190 5.50% 11/1/2053 (a)	17,688	17,539
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (a)	321	318
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (a)	9,583	9,694
Fannie Mae Pool #CB7438 6.00% 11/1/2053 (a)	4,606	4,669
Fannie Mae Pool #CB7480 6.00% 11/1/2053 (a)	3,207	3,251
Fannie Mae Pool #CB7426 6.50% 11/1/2053 (a)	5,578	5,756
Fannie Mae Pool #CB7510 6.50% 11/1/2053 (a)	2,881	2,976
Fannie Mae Pool #MA5236 4.00% 12/1/2053 (a)	2,905	2,665
Fannie Mae Pool #MA5215 5.50% 12/1/2053 (a)	5,913	5,862
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (a)	30,044	30,367
Fannie Mae Pool #MA5216 6.00% 12/1/2053 (a)	7,767	7,857
Fannie Mae Pool #CB7626 6.50% 12/1/2053 (a)	4,341	4,485
Fannie Mae Pool #DA4875 6.50% 12/1/2053 (a)	464	478
Fannie Mae Pool #MA5218 7.00% 12/1/2053 (a)	4,000	4,177
Fannie Mae Pool #FS6880 6.00% 1/1/2054 (a)	10,281	10,410
Fannie Mae Pool #CB7862 6.00% 1/1/2054 (a)	4,171	4,220
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (a)	25,512	26,234
Fannie Mae Pool #FS6767 6.50% 1/1/2054 (a)	12,075	12,487
Fannie Mae Pool #FS6763 6.50% 1/1/2054 (a)	1,070	1,106
Fannie Mae Pool #CB7739 6.50% 1/1/2054 (a)	296	304
Fannie Mae Pool #MA5249 7.00% 1/1/2054 (a)	4,185	4,371
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (a)	6,885	6,315
Fannie Mae Pool #FS9507 4.50% 2/1/2054 (a)	27,830	26,292
Fannie Mae Pool #FS6809 5.50% 2/1/2054 (a)	167	165
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (a)	51,721	52,405
American Funds Mortgage Fund — Page 6 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS7031 6.00% 2/1/2054 (a)	USD7,247	$7,372
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (a)	21,763	22,392
Fannie Mae Pool #FS7162 6.50% 2/1/2054 (a)	522	540
Fannie Mae Pool #MA5274 7.00% 2/1/2054 (a)	4,000	4,177
Fannie Mae Pool #MA5320 4.00% 3/1/2054 (a)	17,207	15,785
Fannie Mae Pool #CB8143 5.50% 3/1/2054 (a)	25,646	25,474
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (a)	13,893	13,766
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (a)	11,114	11,074
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (a)	13,746	13,982
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (a)	9,449	9,568
Fannie Mae Pool #CB8153 6.00% 3/1/2054 (a)	3,396	3,461
Fannie Mae Pool #FS7653 6.50% 3/1/2054 (a)	3,567	3,694
Fannie Mae Pool #MA5341 4.00% 4/1/2054 (a)	3,827	3,510
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (a)	29,509	29,295
Fannie Mae Pool #CB8328 5.50% 4/1/2054 (a)	24,725	24,657
Fannie Mae Pool #MA5331 5.50% 4/1/2054 (a)	816	809
Fannie Mae Pool #CB8387 6.50% 4/1/2054 (a)	1,460	1,515
Fannie Mae Pool #DB2495 6.00% 5/1/2054 (a)	1,248	1,262
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (a)	22,714	22,506
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (a)	1,092	1,088
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (a)	23,917	24,305
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (a)	6,709	6,829
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (a)	1,908	1,932
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (a)	1,704	1,736
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (a)	1,429	1,445
Fannie Mae Pool #CB8725 6.50% 6/1/2054 (a)	26,856	27,747
Fannie Mae Pool #FS8229 6.50% 6/1/2054 (a)	9,392	9,736
Fannie Mae Pool #DB5480 6.50% 6/1/2054 (a)	63	65
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (a)	4,539	4,502
Fannie Mae Pool #CB8842 5.50% 7/1/2054 (a)	1,080	1,071
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (a)	694	688
Fannie Mae Pool #MA5420 5.50% 7/1/2054 (a)	103	102
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (a)	39,662	40,088
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (a)	12,706	12,880
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (a)	12,177	12,343
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (a)	5,990	6,104
Fannie Mae Pool #FS8591 6.00% 7/1/2054 (a)	4,820	4,912
Fannie Mae Pool #DB5214 6.00% 7/1/2054 (a)	3,013	3,045
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (a)	1,482	1,503
Fannie Mae Pool #BU4707 6.00% 7/1/2054 (a)	1,210	1,223
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (a)	869	879
Fannie Mae Pool #CB8872 6.50% 7/1/2054 (a)	42,177	43,667
Fannie Mae Pool #FS8619 6.50% 7/1/2054 (a)	20,901	21,606
Fannie Mae Pool #CB8876 6.50% 7/1/2054 (a)	12,723	13,153
Fannie Mae Pool #FS8607 6.50% 7/1/2054 (a)	11,128	11,503
Fannie Mae Pool #FS8317 6.50% 7/1/2054 (a)	6,298	6,510
Fannie Mae Pool #FS9819 7.00% 7/1/2054 (a)	294	307
Fannie Mae Pool #MA5443 5.00% 8/1/2054 (a)	1,968	1,907
Fannie Mae Pool #CB8977 5.00% 8/1/2054 (a)	253	246
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (a)	19,914	20,129
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (a)	7,754	7,837
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (a)	5,307	5,395
Fannie Mae Pool #FS8792 6.00% 8/1/2054 (a)	3,015	3,048
Fannie Mae Pool #DC0299 6.00% 8/1/2054 (a)	2,951	2,984
American Funds Mortgage Fund — Page 7 of 24

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DB7692 6.00% 8/1/2054 (a)	USD2,866	$2,903
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (a)	2,605	2,638
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (a)	2,159	2,194
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (a)	2,038	2,063
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (a)	779	793
Fannie Mae Pool #DB7792 6.00% 8/1/2054 (a)	774	782
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (a)	715	722
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (a)	614	624
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (a)	569	578
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (a)	15,622	16,183
Fannie Mae Pool #FS8788 6.50% 8/1/2054 (a)	9,927	10,254
Fannie Mae Pool #FS8783 6.50% 8/1/2054 (a)	6,669	6,894
Fannie Mae Pool #CB9210 5.50% 9/1/2054 (a)	11,434	11,350
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (a)	8,797	8,759
Fannie Mae Pool #FS9001 5.50% 9/1/2054 (a)	7,481	7,473
Fannie Mae Pool #MA5470 5.50% 9/1/2054 (a)	7,003	6,939
Fannie Mae Pool #CB9146 5.50% 9/1/2054 (a)	6,859	6,829
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (a)	39	39
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (a)	3,436	3,491
Fannie Mae Pool #DC1873 6.00% 9/1/2054 (a)	9	9
Fannie Mae Pool #DC2687 4.00% 10/1/2054 (a)	402	368
Fannie Mae Pool #DC3150 5.00% 10/1/2054 (a)	1,007	976
Fannie Mae Pool #DC1613 5.50% 10/1/2054 (a)	4,818	4,774
Fannie Mae Pool #DC1777 5.50% 10/1/2054 (a)	2,431	2,408
Fannie Mae Pool #DC4451 5.50% 10/1/2054 (a)	1,776	1,761
Fannie Mae Pool #BU5166 6.00% 10/1/2054 (a)	7,831	7,938
Fannie Mae Pool #BU5049 6.50% 10/1/2054 (a)	4,638	4,823
Fannie Mae Pool #MA5530 5.00% 11/1/2054 (a)	124,038	120,185
Fannie Mae Pool #BU5165 5.50% 11/1/2054 (a)	6,173	6,122
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (a)	2,768	2,743
Fannie Mae Pool #CB9432 6.00% 11/1/2054 (a)	19,297	19,589
Fannie Mae Pool #MA5550 4.00% 12/1/2054 (a)	230	211
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (a)	745	703
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (a)	279	264
Fannie Mae Pool #MA5552 5.00% 12/1/2054 (a)	127,566	123,574
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (a)	9,128	8,855
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (a)	7,263	7,202
Fannie Mae Pool #BU5234 5.50% 12/1/2054 (a)	5,045	5,002
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (a)	27,148	27,433
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (a)	1,790	1,809
Fannie Mae Pool #MA5583 4.00% 1/1/2055 (a)	1,180	1,082
Fannie Mae Pool #CB9736 4.50% 1/1/2055 (a)	980	925
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (a)	15,912	15,436
Fannie Mae Pool #FA0551 5.00% 1/1/2055 (a)	3,993	3,873
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (a)	24,505	24,762
Fannie Mae Pool #FA0608 5.50% 2/1/2055 (a)	76,153	75,455
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (a)	23,959	24,211
Fannie Mae Pool #MA5643 4.00% 3/1/2055 (a)	14,304	13,116
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (a)	19,480	19,684
Fannie Mae Pool #DD9323 4.00% 4/1/2055 (a)	78	71
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (a)	5,595	5,653
Fannie Mae Pool #MB0309 4.00% 5/1/2055 (a)	22,448	20,580
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (a)	29,074	28,166
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (a)	2,704	2,732
American Funds Mortgage Fund — Page 8 of 24

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5703 7.00% 5/1/2055 (a)	USD429	$448
Fannie Mae Pool #MA5732 4.00% 6/1/2055 (a)	38,965	35,730
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (a)	14,834	14,368
Fannie Mae Pool #MA5735 5.50% 6/1/2055 (a)	13,098	12,975
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (a)	17,462	16,065
Fannie Mae Pool #BF0379 3.50% 4/1/2059 (a)	2,918	2,571
Fannie Mae Pool #BM6693 3.50% 8/1/2059 (a)	48,071	42,356
Fannie Mae Pool #BF0481 3.50% 6/1/2060 (a)	1,863	1,641
Fannie Mae Pool #BF0480 3.50% 6/1/2060 (a)	1,196	1,054
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (a)	1,449	1,228
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (a)	23,402	18,034
Fannie Mae Pool #BF0585 4.50% 12/1/2061 (a)	3,767	3,559
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (a)	18,416	15,311
Fannie Mae Pool #BF0765 3.50% 9/1/2063 (a)	115,607	100,845
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (a)	5,766	5,030
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (a)	7,712	7,028
Freddie Mac Pool #ZA1944 6.50% 6/1/2026 (a)	1	1
Freddie Mac Pool #ZJ9210 6.50% 11/1/2027 (a)	— (b)	— (b)
Freddie Mac Pool #ZA2045 6.50% 1/1/2028 (a)	3	3
Freddie Mac Pool #ZA2066 6.50% 3/1/2028 (a)	7	7
Freddie Mac Pool #ZA2096 6.50% 11/1/2028 (a)	1	1
Freddie Mac Pool #ZS8675 2.50% 11/1/2032 (a)	5	5
Freddie Mac Pool #C91593 2.50% 12/1/2032 (a)	21	20
Freddie Mac Pool #ZS0839 6.50% 12/1/2032 (a)	4	4
Freddie Mac Pool #ZS8087 2.50% 4/1/2033 (a)	15	14
Freddie Mac Pool #C91720 2.50% 8/1/2033 (a)	40	38
Freddie Mac Pool #ZS8710 3.00% 8/1/2033 (a)	1	1
Freddie Mac Pool #SB8041 3.00% 4/1/2035 (a)	— (b)	— (b)
Freddie Mac Pool #ZS4189 6.50% 6/1/2035 (a)	1	1
Freddie Mac Pool #K93558 4.00% 5/1/2036 (a)	356	347
Freddie Mac Pool #C91877 4.00% 5/1/2036 (a)	247	244
Freddie Mac Pool #C91899 4.00% 9/1/2036 (a)	417	412
Freddie Mac Pool #QO0557 2.50% 7/1/2037 (a)	2,159	1,995
Freddie Mac Pool #SB1388 2.50% 1/1/2038 (a)	169	156
Freddie Mac Pool #G03699 6.00% 1/1/2038 (a)	42	44
Freddie Mac Pool #RB5113 1.50% 6/1/2041 (a)	116,479	94,766
Freddie Mac Pool #RB5115 2.50% 6/1/2041 (a)	23,460	20,341
Freddie Mac Pool #QK1181 2.00% 11/1/2041 (a)	1,817	1,531
Freddie Mac Pool #Q05343 4.00% 11/1/2041 (a)	229	218
Freddie Mac Pool #RB5138 2.00% 12/1/2041 (a)	23,925	20,155
Freddie Mac Pool #RB5145 2.00% 2/1/2042 (a)	7,315	6,146
Freddie Mac Pool #RB5148 2.00% 3/1/2042 (a)	15,798	13,304
Freddie Mac Pool #RB5153 2.00% 4/1/2042 (a)	2,240	1,881
Freddie Mac Pool #Q15874 4.00% 2/1/2043 (a)	23	22
Freddie Mac Pool #Q17696 3.50% 4/1/2043 (a)	126	116
Freddie Mac Pool #Q18236 3.50% 5/1/2043 (a)	347	321
Freddie Mac Pool #Q19133 3.50% 6/1/2043 (a)	129	118
Freddie Mac Pool #Q28558 3.50% 9/1/2044 (a)	1,275	1,170
Freddie Mac Pool #760014 3.727% 8/1/2045 (a)(c)	793	787
Freddie Mac Pool #G60238 3.50% 10/1/2045 (a)	3,969	3,621
Freddie Mac Pool #Q40896 4.50% 4/1/2046 (a)	429	414
Freddie Mac Pool #G67700 3.50% 8/1/2046 (a)	1,479	1,348
Freddie Mac Pool #T65389 3.50% 9/1/2046 (a)	40	36
Freddie Mac Pool #Q45650 3.50% 1/1/2047 (a)	5,758	5,292
American Funds Mortgage Fund — Page 9 of 24

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q47615 3.50% 4/1/2047 (a)	USD472	$423
Freddie Mac Pool #T65448 4.00% 9/1/2047 (a)	600	548
Freddie Mac Pool #Q51622 3.50% 10/1/2047 (a)	475	425
Freddie Mac Pool #Q52069 3.50% 11/1/2047 (a)	672	604
Freddie Mac Pool #Q54709 3.50% 3/1/2048 (a)	488	441
Freddie Mac Pool #Q54701 3.50% 3/1/2048 (a)	463	415
Freddie Mac Pool #Q55056 3.50% 3/1/2048 (a)	455	414
Freddie Mac Pool #Q54700 3.50% 3/1/2048 (a)	387	348
Freddie Mac Pool #Q54782 3.50% 3/1/2048 (a)	244	220
Freddie Mac Pool #Q54781 3.50% 3/1/2048 (a)	169	153
Freddie Mac Pool #Q54831 3.50% 3/1/2048 (a)	131	119
Freddie Mac Pool #Q54699 3.50% 3/1/2048 (a)	107	96
Freddie Mac Pool #Q54698 3.50% 3/1/2048 (a)	62	56
Freddie Mac Pool #G67711 4.00% 3/1/2048 (a)	11,219	10,490
Freddie Mac Pool #Q55060 3.50% 4/1/2048 (a)	63	57
Freddie Mac Pool #Q55971 4.00% 5/1/2048 (a)	452	419
Freddie Mac Pool #Q56175 4.00% 5/1/2048 (a)	380	356
Freddie Mac Pool #Q55970 4.00% 5/1/2048 (a)	216	201
Freddie Mac Pool #Q56590 3.50% 6/1/2048 (a)	261	237
Freddie Mac Pool #Q56591 3.50% 6/1/2048 (a)	135	122
Freddie Mac Pool #Q56589 3.50% 6/1/2048 (a)	73	66
Freddie Mac Pool #Q56599 4.00% 6/1/2048 (a)	701	654
Freddie Mac Pool #Q57242 4.50% 7/1/2048 (a)	85	82
Freddie Mac Pool #Q58411 4.50% 9/1/2048 (a)	977	939
Freddie Mac Pool #Q58436 4.50% 9/1/2048 (a)	486	467
Freddie Mac Pool #Q58378 4.50% 9/1/2048 (a)	329	315
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (a)	4,467	4,293
Freddie Mac Pool #QA0284 3.50% 6/1/2049 (a)	1,496	1,354
Freddie Mac Pool #SD7503 3.50% 8/1/2049 (a)	24,233	21,844
Freddie Mac Pool #QA2748 3.50% 9/1/2049 (a)	436	394
Freddie Mac Pool #RA1580 3.50% 10/1/2049 (a)	3,625	3,293
Freddie Mac Pool #RA1463 3.50% 10/1/2049 (a)	3,507	3,185
Freddie Mac Pool #SD0187 3.00% 1/1/2050 (a)	2,576	2,253
Freddie Mac Pool #RA1996 3.50% 1/1/2050 (a)	9,244	8,310
Freddie Mac Pool #SD7512 3.00% 2/1/2050 (a)	10,429	9,063
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (a)	498	428
Freddie Mac Pool #SI2062 2.00% 9/1/2050 (a)	44,212	34,795
Freddie Mac Pool #SI2080 2.00% 10/1/2050 (a)	45,614	35,982
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (a)	35,369	27,768
Freddie Mac Pool #QB5019 2.00% 11/1/2050 (a)	2,785	2,176
Freddie Mac Pool #RA4352 2.00% 1/1/2051 (a)	24,509	19,314
Freddie Mac Pool #SD8128 2.00% 2/1/2051 (a)	144	113
Freddie Mac Pool #SD8134 2.00% 3/1/2051 (a)	240	188
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (a)	24,939	19,693
Freddie Mac Pool #RA5259 2.50% 5/1/2051 (a)	4,419	3,645
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (a)	20,314	17,633
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (a)	4,083	3,387
Freddie Mac Pool #QC7626 3.00% 9/1/2051 (a)	10,378	8,918
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (a)	14,398	12,368
Freddie Mac Pool #RA6406 2.00% 11/1/2051 (a)	6,006	4,703
Freddie Mac Pool #SD7548 2.50% 11/1/2051 (a)	8,147	6,766
Freddie Mac Pool #SD1385 2.50% 11/1/2051 (a)	5,462	4,521
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (a)	815	636
Freddie Mac Pool #QD2929 4.00% 12/1/2051 (a)	581	534
American Funds Mortgage Fund — Page 10 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD2629 2.50% 1/1/2052 (a)	USD737	$602
Freddie Mac Pool #RA6114 2.00% 2/1/2052 (a)	1,486	1,159
Freddie Mac Pool #QD6836 2.00% 2/1/2052 (a)	855	666
Freddie Mac Pool #RA6913 2.00% 2/1/2052 (a)	280	219
Freddie Mac Pool #SD0873 3.50% 2/1/2052 (a)	28,247	25,436
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (a)	458	410
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (a)	1,867	1,455
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (a)	172	134
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (a)	6,450	5,578
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (a)	1,696	1,321
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (a)	116,454	99,315
Freddie Mac Pool #SD6496 2.00% 6/1/2052 (a)	2,004	1,565
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (a)	63,481	54,073
Freddie Mac Pool #RA7556 4.50% 6/1/2052 (a)	11,955	11,306
Freddie Mac Pool #SD8225 3.00% 7/1/2052 (a)	67,031	57,133
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (a)	203	175
Freddie Mac Pool #QE7537 4.50% 8/1/2052 (a)	8,991	8,505
Freddie Mac Pool #SD8242 3.00% 9/1/2052 (a)	10,423	8,888
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (a)	2,628	2,554
Freddie Mac Pool #QF0924 5.50% 9/1/2052 (a)	447	444
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (a)	2,975	2,733
Freddie Mac Pool #QF1560 4.00% 10/1/2052 (a)	135	124
Freddie Mac Pool #RA8059 5.50% 10/1/2052 (a)	9,308	9,283
Freddie Mac Pool #QF2363 4.50% 11/1/2052 (a)	37,221	35,170
Freddie Mac Pool #SD1895 4.50% 11/1/2052 (a)	35,173	33,905
Freddie Mac Pool #SD8266 4.50% 11/1/2052 (a)	840	795
Freddie Mac Pool #SD2948 5.50% 11/1/2052 (a)	13,404	13,314
Freddie Mac Pool #QF2862 6.50% 11/1/2052 (a)	17	17
Freddie Mac Pool #SD2602 3.00% 12/1/2052 (a)	2,639	2,247
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (a)	38,884	37,777
Freddie Mac Pool #QF5422 4.00% 1/1/2053 (a)	669	614
Freddie Mac Pool #SD8287 4.50% 1/1/2053 (a)	488	461
Freddie Mac Pool #SD8288 5.00% 1/1/2053 (a)	558	542
Freddie Mac Pool #QF5680 5.50% 1/1/2053 (a)	683	678
Freddie Mac Pool #SD8290 6.00% 1/1/2053 (a)	167,691	170,155
Freddie Mac Pool #SD2601 2.50% 2/1/2053 (a)	291	239
Freddie Mac Pool #QF7852 4.00% 2/1/2053 (a)	6,522	5,989
Freddie Mac Pool #SD8299 5.00% 2/1/2053 (a)	800	776
Freddie Mac Pool #QF7144 5.50% 2/1/2053 (a)	932	925
Freddie Mac Pool #QF8686 5.50% 2/1/2053 (a)	485	483
Freddie Mac Pool #SD8301 6.00% 2/1/2053 (a)	2,724	2,760
Freddie Mac Pool #SD8305 4.00% 3/1/2053 (a)	9,439	8,658
Freddie Mac Pool #RA8666 4.00% 3/1/2053 (a)	2,908	2,671
Freddie Mac Pool #QG1084 4.00% 3/1/2053 (a)	164	151
Freddie Mac Pool #QF8462 5.50% 3/1/2053 (a)	3,681	3,651
Freddie Mac Pool #QF8554 5.50% 3/1/2053 (a)	466	463
Freddie Mac Pool #QG0719 4.00% 4/1/2053 (a)	455	418
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (a)	6,510	6,325
Freddie Mac Pool #SD8315 5.00% 4/1/2053 (a)	1,565	1,520
Freddie Mac Pool #SD8316 5.50% 4/1/2053 (a)	7,319	7,262
Freddie Mac Pool #QG1023 5.50% 4/1/2053 (a)	824	818
Freddie Mac Pool #SD8322 4.50% 5/1/2053 (a)	9,860	9,320
Freddie Mac Pool #SD8323 5.00% 5/1/2053 (a)	95,362	92,575
Freddie Mac Pool #SD8324 5.50% 5/1/2053 (a)	18,233	18,089
American Funds Mortgage Fund — Page 11 of 24

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD3369 5.50% 5/1/2053 (a)	USD1,408	$1,397
Freddie Mac Pool #QG3365 5.50% 5/1/2053 (a)	694	692
Freddie Mac Pool #QG1875 5.50% 5/1/2053 (a)	509	505
Freddie Mac Pool #SD8325 6.00% 5/1/2053 (a)	20,407	20,657
Freddie Mac Pool #SD2861 6.00% 5/1/2053 (a)	4,840	4,903
Freddie Mac Pool #QG3376 6.00% 5/1/2053 (a)	194	197
Freddie Mac Pool #SD8338 4.00% 6/1/2053 (a)	4,610	4,229
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (a)	75,102	72,907
Freddie Mac Pool #QG4719 5.00% 6/1/2053 (a)	37,259	36,170
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (a)	37,139	36,847
Freddie Mac Pool #SD8332 6.00% 6/1/2053 (a)	30,787	31,161
Freddie Mac Pool #RA9279 6.00% 6/1/2053 (a)	4,817	4,895
Freddie Mac Pool #RA9283 6.00% 6/1/2053 (a)	4,211	4,275
Freddie Mac Pool #RA9281 6.00% 6/1/2053 (a)	2,994	3,046
Freddie Mac Pool #RA9284 6.00% 6/1/2053 (a)	2,287	2,337
Freddie Mac Pool #SD3240 6.00% 6/1/2053 (a)	1,819	1,841
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (a)	953	986
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (a)	838	865
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (a)	797	828
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (a)	783	813
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (a)	553	575
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (a)	424	440
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (a)	263	272
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (a)	230	241
Freddie Mac Pool #QG7153 4.00% 7/1/2053 (a)	1,125	1,033
Freddie Mac Pool #QG7958 4.00% 7/1/2053 (a)	916	840
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (a)	329	319
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (a)	133,909	132,930
Freddie Mac Pool #SD3386 5.50% 7/1/2053 (a)	4,257	4,218
Freddie Mac Pool #QG7363 6.00% 7/1/2053 (a)	13,755	13,928
Freddie Mac Pool #SD3553 6.00% 7/1/2053 (a)	4,873	4,934
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (a)	1,493	1,521
Freddie Mac Pool #SD3356 6.00% 7/1/2053 (a)	1,232	1,245
Freddie Mac Pool #SD8357 4.00% 8/1/2053 (a)	17,478	16,033
Freddie Mac Pool #QG8909 5.00% 8/1/2053 (a)	627	609
Freddie Mac Pool #SD3620 5.50% 8/1/2053 (a)	13,038	13,024
Freddie Mac Pool #RA9636 6.00% 8/1/2053 (a)	5,791	5,862
Freddie Mac Pool #SD3512 6.00% 8/1/2053 (a)	504	509
Freddie Mac Pool #SD8375 4.00% 9/1/2053 (a)	382	351
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (a)	122	121
Freddie Mac Pool #RA9857 6.00% 9/1/2053 (a)	37,128	37,579
Freddie Mac Pool #RA9854 6.00% 9/1/2053 (a)	10,869	11,064
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (a)	1,000	1,011
Freddie Mac Pool #SD8379 4.00% 10/1/2053 (a)	68	62
Freddie Mac Pool #SD8367 5.50% 10/1/2053 (a)	27,873	27,643
Freddie Mac Pool #SD8368 6.00% 10/1/2053 (a)	31,542	31,895
Freddie Mac Pool #SD4053 6.00% 10/1/2053 (a)	25,191	25,491
Freddie Mac Pool #SD8369 6.50% 10/1/2053 (a)	9,736	10,013
Freddie Mac Pool #SD8390 4.00% 11/1/2053 (a)	14,004	12,846
Freddie Mac Pool #SD4977 5.00% 11/1/2053 (a)(d)	220,881	214,429
Freddie Mac Pool #SD8373 6.00% 11/1/2053 (a)	61,266	61,981
Freddie Mac Pool #RJ0326 6.50% 11/1/2053 (a)	3,887	4,014
Freddie Mac Pool #SD8392 4.00% 12/1/2053 (a)	5,432	4,984
Freddie Mac Pool #QH5655 4.00% 12/1/2053 (a)	299	274
American Funds Mortgage Fund — Page 12 of 24

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD4842 6.00% 12/1/2053 (a)	USD2,832	$2,867
Freddie Mac Pool #SD6284 2.00% 1/1/2054 (a)	3,240	2,523
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (a)	5,014	5,169
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (a)	1,034	1,066
Freddie Mac Pool #SD4614 6.50% 1/1/2054 (a)	594	613
Freddie Mac Pool #SD8398 7.00% 1/1/2054 (a)	13,691	14,299
Freddie Mac Pool #QI0001 4.00% 2/1/2054 (a)	5,004	4,589
Freddie Mac Pool #QI0100 4.00% 2/1/2054 (a)	273	250
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (a)	1,541	1,526
Freddie Mac Pool #SD4964 6.00% 2/1/2054 (a)	16,583	16,875
Freddie Mac Pool #QI0006 6.00% 2/1/2054 (a)	4,779	4,832
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (a)	3,707	3,749
Freddie Mac Pool #SD4966 6.50% 2/1/2054 (a)	49,088	50,689
Freddie Mac Pool #RJ0856 6.50% 2/1/2054 (a)	8,421	8,685
Freddie Mac Pool #SD8404 7.00% 2/1/2054 (a)	27,709	28,938
Freddie Mac Pool #SD8424 4.00% 3/1/2054 (a)	2,936	2,693
Freddie Mac Pool #QI1723 4.00% 3/1/2054 (a)	786	721
Freddie Mac Pool #QI1357 4.00% 3/1/2054 (a)	79	72
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (a)	27,159	26,910
Freddie Mac Pool #RJ1066 5.50% 3/1/2054 (a)	11,514	11,463
Freddie Mac Pool #RJ1076 6.00% 3/1/2054 (a)	2,074	2,097
Freddie Mac Pool #RJ1015 6.50% 3/1/2054 (a)	120	123
Freddie Mac Pool #QI3594 4.00% 4/1/2054 (a)	1,184	1,086
Freddie Mac Pool #SD8425 4.00% 4/1/2054 (a)	156	143
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (a)	5,881	5,865
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (a)	1,124	1,115
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (a)	12,716	12,914
Freddie Mac Pool #RJ1348 6.00% 4/1/2054 (a)	1,844	1,873
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (a)	858	871
Freddie Mac Pool #SD5221 6.50% 4/1/2054 (a)	5,071	5,253
Freddie Mac Pool #SD8430 5.00% 5/1/2054 (a)	8,154	7,901
Freddie Mac Pool #RJ1419 5.50% 5/1/2054 (a)	5,740	5,691
Freddie Mac Pool #RJ1429 6.00% 5/1/2054 (a)	19,203	19,484
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (a)	1,116	1,137
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (a)	311	314
Freddie Mac Pool #SD5404 6.50% 5/1/2054 (a)	46,289	47,924
Freddie Mac Pool #RJ1855 5.00% 6/1/2054 (a)	3,619	3,515
Freddie Mac Pool #RJ1857 5.50% 6/1/2054 (a)	6,297	6,245
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (a)	1,330	1,324
Freddie Mac Pool #SD8438 5.50% 6/1/2054 (a)	399	395
Freddie Mac Pool #RJ1859 6.00% 6/1/2054 (a)	25,217	25,562
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (a)	7,965	8,097
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (a)	5,611	5,707
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (a)	37	38
Freddie Mac Pool #SD5706 6.50% 6/1/2054 (a)	51,447	53,313
Freddie Mac Pool #RJ1726 6.50% 6/1/2054 (a)	19,946	20,650
Freddie Mac Pool #SD5701 6.50% 6/1/2054 (a)	4,645	4,802
Freddie Mac Pool #RJ1797 6.50% 6/1/2054 (a)	1,751	1,804
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (a)	1,638	1,699
Freddie Mac Pool #SD5619 7.00% 6/1/2054 (a)	22	23
Freddie Mac Pool #QI8825 5.00% 7/1/2054 (a)	1,000	970
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (a)	18,836	18,663
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (a)	2,271	2,253
Freddie Mac Pool #RJ1963 5.50% 7/1/2054 (a)	282	279
American Funds Mortgage Fund — Page 13 of 24

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (a)	USD19,285	$19,549
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (a)	17,498	17,831
Freddie Mac Pool #SD5949 6.00% 7/1/2054 (a)	9,508	9,628
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (a)	7,413	7,493
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (a)	5,752	5,856
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (a)	5,048	5,120
Freddie Mac Pool #SD5873 6.00% 7/1/2054 (a)	1,852	1,874
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (a)	1,566	1,587
Freddie Mac Pool #QI8876 6.50% 7/1/2054 (a)	31,025	32,027
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (a)	19,257	19,837
Freddie Mac Pool #SD5905 6.50% 7/1/2054 (a)	7,086	7,325
Freddie Mac Pool #QI9151 6.50% 7/1/2054 (a)	6,967	7,206
Freddie Mac Pool #RJ2193 5.00% 8/1/2054 (a)	3,607	3,506
Freddie Mac Pool #RJ2241 5.00% 8/1/2054 (a)	2,559	2,483
Freddie Mac Pool #RJ2195 5.00% 8/1/2054 (a)	2,329	2,259
Freddie Mac Pool #SD8452 5.00% 8/1/2054 (a)	32	31
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (a)	6,110	6,065
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (a)	4,000	3,972
Freddie Mac Pool #SD6286 5.50% 8/1/2054 (a)	3,520	3,510
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (a)	3,490	3,463
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (a)	644	642
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (a)	24,643	24,940
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (a)	13,820	13,994
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (a)	9,336	9,437
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (a)	4,833	4,925
Freddie Mac Pool #SD6045 6.00% 8/1/2054 (a)	4,156	4,235
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (a)	3,331	3,385
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (a)	24,373	25,235
Freddie Mac Pool #SD6034 6.50% 8/1/2054 (a)	10,512	10,883
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (a)	9,243	9,566
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (a)	5,559	5,726
Freddie Mac Pool #SD6047 6.50% 8/1/2054 (a)	3,901	4,044
Freddie Mac Pool #SD6035 6.50% 8/1/2054 (a)	2,704	2,795
Freddie Mac Pool #QJ4825 5.00% 9/1/2054 (a)	28,395	27,524
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (a)	10,200	10,106
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (a)	6,899	6,849
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (a)	2,910	2,902
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (a)	2,620	2,599
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (a)	844	842
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (a)	80	80
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (a)	11,423	11,585
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (a)	6,229	6,330
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (a)	5,884	5,996
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (a)	5,478	5,579
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (a)	3,565	3,609
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (a)	20,996	21,644
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (a)	14,573	15,060
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (a)	7,576	7,804
Freddie Mac Pool #SD6271 6.50% 9/1/2054 (a)	6,005	6,190
Freddie Mac Pool #RJ2320 6.50% 9/1/2054 (a)	3,335	3,447
Freddie Mac Pool #SD6531 6.50% 9/1/2054 (a)	2,971	3,077
Freddie Mac Pool #QJ4693 6.50% 9/1/2054 (a)	2,949	3,050
Freddie Mac Pool #RJ2325 6.50% 9/1/2054 (a)	1,792	1,851
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (a)	107	104
American Funds Mortgage Fund — Page 14 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2625 5.50% 10/1/2054 (a)	USD19,867	$19,766
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (a)	14,636	14,502
Freddie Mac Pool #SD6911 6.50% 10/1/2054 (a)	52,347	54,231
Freddie Mac Pool #SD6733 6.50% 10/1/2054 (a)	4,321	4,454
Freddie Mac Pool #QJ9488 4.00% 11/1/2054 (a)	999	916
Freddie Mac Pool #QJ9219 4.00% 11/1/2054 (a)	41	37
Freddie Mac Pool #RJ2851 4.50% 11/1/2054 (a)	4,827	4,558
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (a)	14,563	14,111
Freddie Mac Pool #QJ7708 5.00% 11/1/2054 (a)	963	935
Freddie Mac Pool #RJ2836 5.00% 11/1/2054 (a)	77	75
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (a)	22,155	21,968
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (a)	15,978	15,832
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (a)	1,583	1,600
Freddie Mac Pool #RJ3012 5.00% 12/1/2054 (a)	28,762	27,928
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (a)	24,657	23,904
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (a)	13,697	13,280
Freddie Mac Pool #SD8491 5.00% 12/1/2054 (a)	12,545	12,154
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (a)	7,774	7,543
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (a)	2,566	2,489
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (a)	304	301
Freddie Mac Pool #QX0384 6.00% 12/1/2054 (a)	2,187	2,217
Freddie Mac Pool #SD8494 5.50% 1/1/2055 (a)	3,317	3,285
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (a)	16,818	16,994
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (a)	28,481	26,896
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (a)	30	29
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (a)	13,724	13,869
Freddie Mac Pool #SL0797 6.00% 2/1/2055 (a)	6,200	6,292
Freddie Mac Pool #QX6697 6.50% 2/1/2055 (a)	244	252
Freddie Mac Pool #SL0799 5.00% 3/1/2055 (a)	652	631
Freddie Mac Pool #SD8515 5.50% 3/1/2055 (a)	43	43
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (a)	1,606	1,623
Freddie Mac Pool #QY0231 4.00% 4/1/2055 (a)	660	605
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (a)	12,565	12,172
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (a)	48,137	48,642
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (a)	26,728	25,891
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (a)	3,553	3,520
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (a)	1,096	1,005
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (a)	15,621	15,132
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (a)	30,137	29,854
Freddie Mac, Series K052, Class A2, Multi Family, 3.151% 11/25/2025 (a)	2,386	2,370
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030 (a)	24,000	24,100
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (a)(c)	2,127	1,990
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056 (a)	3,798	3,227
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (a)(c)	8,107	7,668
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056 (a)	575	504
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (a)	2,556	2,378
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (a)(c)	2,473	2,293
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057 (a)	3,580	3,029
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057 (a)	810	778
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058 (a)	1,216	1,078
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058 (a)	462	442
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058 (a)	1,018	901
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058 (a)	625	555
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064 (a)	57,574	49,554
American Funds Mortgage Fund — Page 15 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028 (a)	USD3,736	$3,615
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030 (a)	26,092	23,336
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031 (a)	26,609	24,096
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031 (a)	22,707	20,222
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032 (a)	23,176	22,164
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060 (a)	27,526	24,643
Government National Mortgage Assn. 3.00% 6/1/2055 (a)(e)	4,850	4,226
Government National Mortgage Assn. 4.00% 6/1/2055 (a)(e)	9,707	8,891
Government National Mortgage Assn. 4.50% 6/1/2055 (a)(e)	25,830	24,373
Government National Mortgage Assn. 5.50% 6/1/2055 (a)(e)	11,681	11,600
Government National Mortgage Assn. 5.50% 7/1/2055 (a)(e)	11,768	11,674
Government National Mortgage Assn. Pool #778205 4.00% 3/20/2032 (a)	228	224
Government National Mortgage Assn. Pool #778208 4.00% 5/20/2032 (a)	259	254
Government National Mortgage Assn. Pool #796771 6.50% 10/20/2032 (a)	188	192
Government National Mortgage Assn. Pool #AD0867 4.25% 4/20/2034 (a)	458	452
Government National Mortgage Assn. Pool #AH5896 3.75% 7/20/2034 (a)	446	433
Government National Mortgage Assn. Pool #AH5904 3.25% 2/20/2035 (a)	763	728
Government National Mortgage Assn. Pool #AH5907 3.25% 4/20/2035 (a)	673	641
Government National Mortgage Assn. Pool #AH5908 3.25% 5/20/2035 (a)	1,006	956
Government National Mortgage Assn. Pool #AC2887 5.00% 7/20/2035 (a)	79	78
Government National Mortgage Assn. Pool #417292 3.25% 8/20/2035 (a)	1,424	1,353
Government National Mortgage Assn. Pool #AA7288 3.75% 6/20/2037 (a)	241	223
Government National Mortgage Assn. Pool #773549 6.50% 12/20/2038 (a)	120	122
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039 (a)	778	816
Government National Mortgage Assn. Pool #AH5905 3.25% 1/20/2040 (a)	518	462
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040 (a)	785	800
Government National Mortgage Assn. Pool #AH5909 3.25% 5/20/2040 (a)	347	309
Government National Mortgage Assn. Pool #AH5912 3.25% 8/20/2040 (a)	436	388
Government National Mortgage Assn. Pool #AC2904 4.50% 5/20/2041 (a)	326	312
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041 (a)	596	592
Government National Mortgage Assn. Pool #MA0274 4.50% 7/20/2041 (a)	187	177
Government National Mortgage Assn. Pool #005158 5.00% 8/20/2041 (a)	471	464
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041 (a)	41	41
Government National Mortgage Assn. Pool #MA0273 4.00% 9/20/2041 (a)	406	370
Government National Mortgage Assn. Pool #AB3621 4.50% 9/20/2041 (a)	98	93
Government National Mortgage Assn. Pool #AE5743 5.00% 9/20/2041 (a)	771	754
Government National Mortgage Assn. Pool #MA0310 4.50% 10/20/2041 (a)	402	382
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (a)	462	443
Government National Mortgage Assn. Pool #793043 2.75% 1/15/2042 (a)	265	232
Government National Mortgage Assn. Pool #799829 2.75% 2/15/2042 (a)	156	136
Government National Mortgage Assn. Pool #AB2159 4.50% 3/20/2042 (a)	482	462
Government National Mortgage Assn. Pool #770241 4.00% 5/20/2042 (a)	276	259
Government National Mortgage Assn. Pool #AA0526 2.75% 6/15/2042 (a)	33	29
Government National Mortgage Assn. Pool #792276 3.50% 6/15/2042 (a)	143	131
Government National Mortgage Assn. Pool #770242 4.00% 6/20/2042 (a)	426	399
Government National Mortgage Assn. Pool #AC2872 4.00% 6/20/2042 (a)	149	137
Government National Mortgage Assn. Pool #799343 3.50% 7/15/2042 (a)	298	274
Government National Mortgage Assn. Pool #AB1330 2.75% 8/15/2042 (a)	210	183
Government National Mortgage Assn. Pool #AB1591 2.75% 9/15/2042 (a)	182	159
Government National Mortgage Assn. Pool #AG5105 3.50% 9/20/2043 (a)	254	227
Government National Mortgage Assn. Pool #AG5106 4.00% 9/20/2043 (a)	351	325
Government National Mortgage Assn. Pool #AA7306 3.50% 11/20/2043 (a)	631	564
Government National Mortgage Assn. Pool #AH5880 3.75% 5/20/2044 (a)	876	795
Government National Mortgage Assn. Pool #AH5881 4.25% 5/20/2044 (a)	415	389
American Funds Mortgage Fund — Page 16 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA3727 4.00% 6/20/2046 (a)	USD883	$814
Government National Mortgage Assn. Pool #MA4511 4.00% 6/20/2047 (a)	2,874	2,670
Government National Mortgage Assn. Pool #MA6041 4.50% 7/20/2049 (a)	234	224
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049 (a)	7	7
Government National Mortgage Assn. Pool #MA6709 2.50% 6/20/2050 (a)	46	39
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050 (a)	7,541	6,065
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050 (a)	5,152	4,296
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (a)	9,548	7,679
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051 (a)	56,966	47,004
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051 (a)	6,257	5,153
Government National Mortgage Assn. Pool #785792 2.50% 12/20/2051 (a)	76,858	63,346
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051 (a)	5,926	4,912
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052 (a)	2,708	2,271
Government National Mortgage Assn. Pool #785847 2.50% 1/20/2052 (a)	2,074	1,716
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052 (a)	13,295	11,152
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052 (a)	8,669	7,271
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052 (a)	7,869	6,571
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052 (a)	5,161	4,303
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (a)	3,963	3,324
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052 (a)	3,711	3,238
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052 (a)	21,222	18,929
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (a)	8,215	7,562
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (a)	6,680	6,142
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053 (a)	5,922	5,452
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053 (a)	3,793	3,489
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (a)	17,364	16,453
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054 (a)	1,730	1,587
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054 (a)	87	80
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054 (a)	196,125	185,188
Government National Mortgage Assn. Pool #MB0089 4.00% 12/20/2054 (a)	4,970	4,555
Government National Mortgage Assn. Pool #MB0144 4.00% 1/20/2055 (a)	23,020	21,098
Government National Mortgage Assn. Pool #MB0202 4.00% 2/20/2055 (a)	21,905	20,076
Government National Mortgage Assn. Pool #MB0256 4.00% 3/20/2055 (a)	35,852	32,859
Government National Mortgage Assn. Pool #773441 5.20% 4/20/2062 (a)	1	1
Government National Mortgage Assn. Pool #AG8235 5.20% 12/20/2064 (a)	1	1
Government National Mortgage Assn. Pool #AQ8290 4.895% 2/20/2066 (a)	6	6
Government National Mortgage Assn. Pool #AQ8292 5.19% 2/20/2066 (a)	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (a)	7,778	5,653
Government National Mortgage Assn., Series 2016-H13, Class IO, interest only, 0.604% 5/20/2066 (a)(c)	3,286	34
Uniform Mortgage-Backed Security 2.50% 6/1/2040 (a)(e)	10,353	9,561
Uniform Mortgage-Backed Security 4.00% 6/1/2040 (a)(e)	11,000	10,649
Uniform Mortgage-Backed Security 2.50% 7/1/2040 (a)(e)	1,797	1,660
Uniform Mortgage-Backed Security 2.00% 6/1/2055 (a)(e)	133,887	104,069
Uniform Mortgage-Backed Security 2.50% 6/1/2055 (a)(e)	32,294	26,308
Uniform Mortgage-Backed Security 3.00% 6/1/2055 (a)(e)	173,281	147,471
Uniform Mortgage-Backed Security 3.50% 6/1/2055 (a)(e)	32,245	28,585
Uniform Mortgage-Backed Security 4.50% 6/1/2055 (a)(e)	3,849	3,630
Uniform Mortgage-Backed Security 6.00% 6/1/2055 (a)(e)	126,528	127,783
Uniform Mortgage-Backed Security 6.50% 6/1/2055 (a)(e)	316,274	324,789
Uniform Mortgage-Backed Security 7.00% 6/1/2055 (a)(e)	24,198	25,261
Uniform Mortgage-Backed Security 2.00% 7/1/2055 (a)(e)	118,009	91,759
Uniform Mortgage-Backed Security 2.50% 7/1/2055 (a)(e)	302,526	246,507
Uniform Mortgage-Backed Security 3.00% 7/1/2055 (a)(e)	49,504	42,129
Uniform Mortgage-Backed Security 3.50% 7/1/2055 (a)(e)	267,958	237,483
American Funds Mortgage Fund — Page 17 of 24

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 4.00% 7/1/2055 (a)(e)	USD166,916	$152,900
Uniform Mortgage-Backed Security 4.50% 7/1/2055 (a)(e)	8,257	7,785
Uniform Mortgage-Backed Security 6.00% 7/1/2055 (a)(e)	559,013	563,815
Uniform Mortgage-Backed Security 6.50% 7/1/2055 (a)(e)	365,939	375,433
Uniform Mortgage-Backed Security 7.00% 7/1/2055 (a)(e)	13,446	14,019
Uniform Mortgage-Backed Security 6.00% 8/1/2055 (a)(e)	7,521	7,576
		10,223,181
Commercial mortgage-backed securities 1.08%
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.227% 4/15/2037 (a)(c)(f)	6,000	6,008
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.444% 6/15/2027 (a)(c)(f)	7,875	7,911
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.143% 9/15/2036 (a)(c)(f)	26,900	26,776
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.342% 10/15/2036 (a)(c)(f)	19,921	19,830
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.113% 6/15/2038 (a)(c)(f)	9,171	9,168
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (a)(c)(f)	31,782	32,625
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.523% 7/15/2038 (a)(c)(f)	5,401	5,404
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.174% 11/15/2038 (a)(c)(f)	15,124	15,110
		122,832
Collateralized mortgage-backed obligations (privately originated) 0.67%
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (a)(c)(f)	40	39
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061 (a)(c)(f)	13,792	13,051
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (a)(c)(f)	802	716
FARM Mortgage Trust, Series 2024-1, Class A, 4.701% 10/1/2053 (a)(c)(f)	17,879	17,311
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.195% 8/1/2054 (a)(c)(f)	8,643	8,608
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(f)	3,134	3,136
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (a)(c)(f)	18,600	18,843
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (a)(c)(f)	8,981	9,006
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031 (a)(c)(f)	115	114
Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.00% 3/25/2054 (a)(c)(f)	1,159	1,154
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055 (a)(c)(f)	39	39
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (a)(c)(f)	3,703	3,638
		75,655
Total mortgage-backed obligations		10,421,668
U.S. Treasury bonds & notes 4.92% U.S. Treasury 4.92%
U.S. Treasury 4.625% 6/30/2025	36,859	36,869
U.S. Treasury 4.50% 3/31/2026	20,000	20,051
U.S. Treasury 4.375% 7/31/2026	37,000	37,113
U.S. Treasury 0.875% 9/30/2026	400	384
U.S. Treasury 3.50% 9/30/2026	44,000	43,701
U.S. Treasury 4.125% 1/31/2027	27,000	27,069
U.S. Treasury 1.25% 5/31/2028	3,800	3,522
U.S. Treasury 1.25% 6/30/2028	19,000	17,569
U.S. Treasury 4.125% 7/31/2028 (d)	118,000	118,876
U.S. Treasury 1.75% 1/31/2029 (d)	10,000	9,272
U.S. Treasury 4.50% 5/31/2029	136,000	138,901
U.S. Treasury 4.125% 10/31/2031	5,184	5,183
U.S. Treasury 4.375% 1/31/2032	11,000	11,145
U.S. Treasury 1.875% 2/15/2032 (d)	10,000	8,676
U.S. Treasury 2.875% 5/15/2032 (d)	5,822	5,370
American Funds Mortgage Fund — Page 18 of 24

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)		Principal amount (000)	Value (000)
U.S. Treasury 1.375% 11/15/2040 (d)		USD3,168	$1,978
U.S. Treasury 1.875% 2/15/2041		18,333	12,346
U.S. Treasury 3.25% 5/15/2042 (d)		8,193	6,650
U.S. Treasury 1.875% 2/15/2051 (d)		11,600	6,351
U.S. Treasury 2.00% 8/15/2051 (d)		11,000	6,184
U.S. Treasury 4.625% 2/15/2055 (d)		45,000	42,931
			560,141
Asset-backed obligations 1.00%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (a)(f)		1,344	1,347
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (a)(f)		768	768
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (a)		989	990
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(f)		5,028	4,991
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(f)		2,225	2,045
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(f)		9,505	9,155
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(f)		847	847
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027 (a)		2,103	2,104
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028 (a)		2,905	2,901
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027 (a)		530	531
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (a)(f)		22,413	22,963
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027 (a)(f)		958	959
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (a)(f)		1,703	1,703
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028 (a)(f)		2,085	2,090
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069 (a)(f)		1,684	1,528
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (a)(f)		3,074	2,755
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (a)(f)		4,104	3,821
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (a)(f)		5,208	4,855
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (a)(f)		14,297	13,325
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.179% 4/20/2062 (a)(c)(f)		7,463	7,428
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(f)		12,130	11,393
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027 (a)		1,655	1,656
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027 (a)		2,249	2,249
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027 (a)		652	652
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028 (a)		256	256
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (a)		546	548
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053 (a)(f)		1,143	1,008
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (a)		7,488	7,578
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (a)		1,937	1,942
			114,388
Total bonds, notes & other debt instruments (cost: $11,254,168,000)			11,096,197
Short-term securities 22.67% Money market investments 14.23%		Shares
Capital Group Central Cash Fund 4.29% (g)(h)		16,209,083	1,620,908
Federal agency bills & notes 8.44% Discount bills & notes 8.44%	Weighted average yield at acquisition	Principal amount (000)
Federal Home Loan Bank 6/4/2025	4.184%	USD100,000	99,977
Federal Home Loan Bank 6/27/2025	4.149	70,000	69,795
American Funds Mortgage Fund — Page 19 of 24

unaudited
Short-term securities (continued) Federal agency bills & notes (continued) Discount bills & notes (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 7/2/2025	4.088%	USD285,000	$283,993
Federal Home Loan Bank 7/18/2025	4.122	50,000	49,729
Federal Home Loan Bank 8/20/2025	4.184	100,000	99,076
Federal Home Loan Bank 8/27/2025	4.179	188,000	186,109
Federal Home Loan Bank 8/29/2025	4.186	75,000	74,226
Federal Home Loan Bank 10/6/2025	4.178	100,000	98,528
			961,433
			961,433
Total short-term securities (cost: $2,582,129,000)			2,582,341
Options purchased (equity style) 0.01%
Options purchased (equity style)*			994
Total options purchased (equity style) (cost: $1,729,000)			994
Total investment securities 120.11% (cost: $13,838,026,000)			13,679,532
Other assets less liabilities (20.11)%			(2,290,400)
Net assets 100.00%			$11,389,132
*Options purchased (equity style)

Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2025 (000)
Call
3 Month SOFR Futures Option	1,656	9/12/2025	USD97.00	USD414,000	$93
3 Month SOFR Futures Option	4,605	9/12/2025	98.00	1,151,250	87
					$180
Put
3 Month SOFR Futures Option	10,856	12/12/2025	USD95.69	USD2,714,000	$814
					$994
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2025 (000)
3 Month SOFR Futures	Long	6,073	9/17/2025	USD1,452,776	$106
2 Year U.S. Treasury Note Futures	Long	19,294	10/3/2025	4,002,299	4,486
5 Year U.S. Treasury Note Futures	Long	19,493	10/3/2025	2,108,899	7,566
10 Year U.S. Treasury Note Futures	Long	5,507	9/30/2025	609,900	4,163
10 Year Ultra U.S. Treasury Note Futures	Long	1,679	9/30/2025	188,966	1,442
20 Year U.S. Treasury Bond Futures	Long	1,195	9/30/2025	134,774	1,813
30 Year Ultra U.S. Treasury Bond Futures	Short	793	9/30/2025	(92,038)	(1,126)
					$18,450
American Funds Mortgage Fund — Page 20 of 24

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6038%	Annual	1/8/2034	USD46,550	$682	$—	$682
SOFR	Annual	3.8215%	Annual	4/23/2035	9,631	34	—	34
SOFR	Annual	3.41%	Annual	7/28/2045	115,000	11,135	—	11,135
						$11,851	$—	$11,851
Investments in affiliates (h)

	Value at 9/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)
Short-term securities 14.23%
Money market investments 14.23%
Capital Group Central Cash Fund 4.29% (g)	$554,414	$6,438,824	$5,372,176	$(60)	$(94)	$1,620,908	$19,976

(a)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(b)	Amount less than one thousand.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $94,928,000, which represented 0.83% of the net assets of the fund.
(e)	Represents securities transacted on a TBA basis.
(f)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $291,468,000, which represented 2.56% of the net assets of the fund.

(g)	Rate represents the seven-day yield at 5/31/2025.
(h)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Mortgage Fund — Page 21 of 24

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $2,275,477,000. The average month-end notional amount of futures contracts while held was $10,167,587,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps while held were $163,155,000.
American Funds Mortgage Fund — Page 22 of 24

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,421,668	$—	$10,421,668
U.S. Treasury bonds & notes	—	560,141	—	560,141
Asset-backed obligations	—	114,388	—	114,388
Short-term securities	1,620,908	961,433	—	2,582,341
Options purchased on futures (equity style)	994	—	—	994
Total	$1,621,902	$12,057,630	$—	$13,679,532

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$19,576	$—	$—	$19,576
Unrealized appreciation on centrally cleared interest rate swaps	—	11,851	—	11,851
Liabilities:
Unrealized depreciation on futures contracts	(1,126)	—	—	(1,126)
Total	$18,450	$11,851	$—	$30,301
*
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
American Funds Mortgage Fund — Page 23 of 24

unaudited
Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-042-0725
American Funds Mortgage Fund — Page 24 of 24